Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 76	$ (39)	$ 58	$ (28)
Changes in retirement plans' funded status, Gross Amount	27	20	46	40
Foreign currency translation, Gross Amount	(292)	153	(266)	170
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	27	(6)	35	7
Other comprehensive income (loss), Gross Amount	(162)	128	(127)	189
Unrealized gain (loss) on cash flow hedges, Income Taxes	(6)	8	7	9
Changes in retirement plans' funded status, Income Taxes	(11)	(7)	(16)	(14)
Other comprehensive income (loss), Income Taxes	(17)	1	(9)	(5)
Unrealized gain (loss) on cash flow hedges, Net Amount	70	(31)	65	(19)
Changes in retirement plans’ funded status	16	13	30	26
Foreign currency translation, Net Amount	(292)	153	(266)	170
Share of other comprehensive income (loss) of entities using the equity method, Net Amount	27	(6)	35	7
Other comprehensive income (loss), net of tax	$ (179)	$ 129	$ (136)	$ 184